UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Cambrian Capital, L.P.
Address:              45 Coolidge Point
                      Manchester, MA 01944

Form 13F File Number: 028-12248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Durante
Title:                Chief Financial Officer
Phone:                (978) 526-7010

Signature, Place, and Date of Signing:

/s/ Karen Durante               Manchester, MA               February 14, 2008
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                2

No.:     Form 13F File Number:         Name:
1        028-12250                     Ernst H. von Metzsch
2        028-12249                     Roland A. von Metzsch

Form 13F Information Table Entry Total:          48

Form 13F Information Table Value Total:     731,969
                                            (x$1000)

                                 FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: CAMBRIAN CAPITAL, L.P.
                                      As of 12/31/07

  Column 1                    Column 2      Column 3   Column 4       Column 5         Column 6   Column 7     Column 8

  Name of                     Title of                  Value     TOTAL    SH/ PUT/   Investment   Other        Voting
  Issuer                       Class         CUSIP     (X$1000)   SHARES   PRN CALL   Discretion  Managers     Authority

                                                                                                           Sole  Shared  None

AGNICO EAGLE MINES LTD        COM            008474108    6,556     120,000 SH        DEFINED      1,2       120,000
ALCOA INC                     COM            013817101    3,911     107,000 SH        DEFINED      1,2       107,000
ALUMINA                       SPONSORED ADR  022205108      464      21,000 SH        DEFINED      1,2        21,000
ANADARKO PETE CORP            COM            032511107    9,000     137,000 SH        DEFINED      1,2       137,000
ANGLOGOLD ASHANTI LTD         SPONSORED ADR  035128206    3,853      90,000 SH        DEFINED      1,2        90,000
APACHE CORP                   COM            037411105   20,208     187,916 SH        DEFINED      1,2       187,916
ARCELOR MITTAL                NY REGISTRY SH 03937E101    1,315      17,000 SH        DEFINED      1,2        17,000
ARENA RESOURCES INC           COM            040049108   27,660     663,155 SH        DEFINED      1,2       663,155
BAKER HUGHES INC              COM            057224107    8,110     100,000 SH        DEFINED      1,2       100,000
BHP BILLITON LTD              SPONSORED ADR  088606108    8,545     122,000 SH        DEFINED      1,2       122,000
CANO PETE INC                 COM            137801106      903     131,100 SH        DEFINED      1,2       131,100
CANADIAN NAT RES LTD          COM            136385101   29,212     399,400 SH        DEFINED      1,2       399,400
CHALLENGER ENERGY CORP        COM            15758N101    2,906   1,332,900 SH        DEFINED      1,2     1,332,900
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR  204412209    9,474     290,000 SH        DEFINED      1,2       290,000
CONSOL ENERGY INC             COM            20854P109   21,953     306,955 SH        DEFINED      1,2       306,955
CONTINENTAL RESOURCES INC     COM            212015101    9,851     377,000 SH        DEFINED      1,2       377,000
DENBURY RES INC               COM NEW        247916208   14,745     495,626 SH        DEFINED      1,2       495,626
EXXON MOBIL CORP              COM            30231G102   11,814     126,100 SH        DEFINED      1,2       126,100
FLOTEK INDS INC DEL           COM            343389102   10,906     302,600 SH        DEFINED      1,2       302,600
FREEPORT-MCMORAN COPPER & GO  COM            35671D857   12,293     120,000 SH        DEFINED      1,2       120,000
FRONTEER DEV GROUP INC        COM            35903Q106    1,928     193,800 SH        DEFINED      1,2       193,800
GASTAR EXPL LTD               COM            367299104      327     261,400 SH        DEFINED      1,2       261,400
GOLDCORP INC NEW              COM            380956409    7,465     220,000 SH        DEFINED      1,2       220,000
HALLIBURTON CO                COM            406216101   21,347     563,100 SH        DEFINED      1,2       563,100
IVANHOE MINES LTD             COM            46579N103    1,610     150,000 SH        DEFINED      1,2       150,000
NATIONAL OILWELL VARCO INC    COM            637071101    7,199      98,000 SH        DEFINED      1,2        98,000
NEWFIELD EXPL CO              COM            651290108   20,553     390,000 SH        DEFINED      1,2       390,000
NEWMONT MINING CORP           COM            651639106    1,514      31,000 SH        DEFINED      1,2        31,000
NEXEN INC                     COM            65334H102   30,011     930,000 SH        DEFINED      1,2       930,000
OCCIDENTAL PETE CORP DEL      COM            674599105   24,755     321,534 SH        DEFINED      1,2       321,534
OCEANEERING INTL INC          COM            675232102    8,284     123,000 SH        DEFINED      1,2       123,000
OIL SVC HOLDRS TR             DEPOSTRY RCPT  678002106  113,544     600,700     PUT   DEFINED      1,2       600,700
PETRO RES CORP                COM            71646K106    4,831   2,440,000 SH        DEFINED      1,2     2,440,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR  71654V408   31,000     269,000 SH        DEFINED      1,2       269,000
QUICKSILVER RESOURCES INC     COM            74837R104    8,456     141,900 SH        DEFINED      1,2       141,900
SAN JUAN BASIN RTY TR         UNIT BEN INT   798241105    2,846      85,306 SH        DEFINED      1,2        85,306
SCHLUMBERGER LTD              COM            806857108   12,523     127,300 SH        DEFINED      1,2       127,300
SELECT SECTOR SPDR TR         SBI INT-ENERGY 81369Y506   56,366     710,000     PUT   DEFINED      1,2       710,000
SOUTHWESTERN ENERGY CO        COM            845467109   18,772     336,900 SH        DEFINED      1,2       336,900
SUNCOR ENERGY INC             COM            867229106   17,961     165,191 SH        DEFINED      1,2       165,191
TALISMAN ENERGY INC           COM            87425E103   28,060   1,515,119 SH        DEFINED      1,2     1,515,119
TRANSOCEAN INC NEW            SHS            G90073100   41,806     292,041 SH        DEFINED      1,2       292,041
ULTRA PETROLEUM CORP          COM            903914109    7,588     106,121 SH        DEFINED      1,2       106,121
PROSHARES TR                  ULTRASHRT O&G  74347R586    4,569     127,000 SH        DEFINED      1,2       127,000
WEATHERFORD INTERNATIONAL LT  COM            G95089101   22,721     331,205 SH        DEFINED      1,2       331,205
W-H ENERGY SVCS INC          COM            92925E108    9,110     162,070 SH        DEFINED      1,2       162,070
XTO ENERGY INC                COM            98385X106   11,203     218,124 SH        DEFINED      1,2       218,124
YAMANA GOLD INC               COM            98462Y100    1,941     150,000 SH        DEFINED      1,2       150,000
